INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS.
Schedule of investments
The investments as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
Equity securities with readily determinable fair values:
Accor	3,816	2,770
Other marketable securities	295	138
Equity securities without readily determinable fair values:
OYO	66	66
Other equity securities without readily determinable fair values	113	100
Cjia/Cjia Group	298	232
Equity-method investments:
AAPC LUB	461	469
Hotel related funds	503	507
Shared office management entities	111	10
Cjia/Cjia Group	—	—
China Hospitality JV	117	115
GOOAGOO/Data Driven	52	49
Other investments	89	161
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
CREATER	100	—

Total	6,241	4,837